Earnings/(loss) per share - Schedule of Reconciliations of Earnings used in Calculating Earnings/(Loss) Per Share (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Basic earnings per share
Profit from continuing operations as presented in the statements of profit or loss	¥ 10,173	$ 1,500	¥ 79,924
Less: Loss/(profit) from continuing operations attributable to non-controlling interests	(3,625)		14
Profit from continuing operations attributable to the ordinary equity holders	6,548		79,938
(Loss)/profit from discontinued operations as presented in the statements of profit or loss	9,607	$ 1,416	(14,553)
Less: Loss/(profit) from discontinued operations attributable to non-controlling interests	(47)		687
(Loss)/profit from discontinued operations attributable to the ordinary equity holders	9,560		(13,866)
Profit attributable to the ordinary equity holders of the Company used in calculating basic earnings per share	16,108		66,072
Diluted (loss)/earnings per share
Used in calculating basic earnings per share	6,548		79,938
Less: fair value changes of convertible instruments	0		(135,686)
Used in calculating diluted (loss)/earnings per share	6,548		(55,748)
(Loss)/profit from discontinued operations attributable to the ordinary equity holders	9,560		(13,866)
(Loss)/profit attributable to the ordinary equity holders of the Company used in calculating diluted (loss)/earnings per share	¥ 16,108		¥ (69,614)